Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following information about the relationship between executive compensation actually paid and our financial performance. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, see the section titled “Compensation Discussion and Analysis.” Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K. In accordance with the transitional relief under the SEC rules, only three years of information is required as this is our first year of disclosure under Item 402(v) of Regulation S-K.

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Income (millions) ($)	Company-Selected Measure(7) (millions) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,253,168	3,980,694	1,922,602	1,580,113	98.86	100.28	92.50	338.5
2021	3,469,301	5,242,754	1,189,717	1,237,959	110.29	120.19	41.40	270.9
2020	2,573,773	1,742,958	754,473	212,634	95.93	124.60	(4.60)	181.8

(1)
Our PEO for each of 2022, 2021 and 2020 was David Roberts. The non-PEO named executive officers included in the compensation columns above reflect the following: 2022 – Craig Conti, Steve Lalla, Norman (Adam) Blake, Jonathan Baldwin, Patricia Chiodo and Rebecca Collins, 2021 – Steve Lalla, Norman (Adam) Blake, Patricia Chiodo, Rebecca Collins, Garrett Miller and Mark Talbot, 2020 – Patricia Chiodo, Rebecca Collins, Vincent Brigidi and Garrett Miller.
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Actually Paid” columns was determined by reference to (1) for RSUs, closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (2) for PSUs, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (3) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined using methodologies that are consistent with the original valuation assumptions upon grant, the circumstances of the grant at the measurement date, and other relevant factors under US GAAP.
(3)
For the portion of “Actually Paid” compensation that is based on year-end stock prices, the following prices were used: $13.83 on December 31, 2022, $15.43 on December 31, 2021, and $13.42 on December 31, 2020. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. All valuations of equity awards were estimated using assumptions and methodologies substantially consistent with those used at grant. These methodologies are consistent with the principles in ASC 718.
(4)
The dollar amounts reported in the column “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. No equity incentive awards were modified in 2022, 2021 or 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	2020		2021		2022
	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs
SCT Total Compensation ($)	2,573,773	754,473	3,469,301	1,189,717	4,253,168	1,922,602
Less: Equity Award Values Reported in SCT for Covered Year ($)	(2,110,009)	(418,519)	(2,499,998)	(709,002)	(2,999,998)	(1,296,004)
Plus: Year End Fair Value of Equity Awards ($)	2,562,486	389,130	2,792,854	586,749	2,795,204	1,250,675
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(337,865)	(64,995)	989,818	111,383	(543,089)	(22,616)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(945,427)	(204,987)	490,780	59,111	475,409	41,122
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	-	-	-	-	-	-
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	-	(242,468)	-	-	-	(315,666)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	-	-	-	-	-	-
Compensation Actually Paid ($)	1,742,958	212,634	5,242,754	1,237,959	3,980,694	1,580,113

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our price per share at the end and the beginning of the measurement period by our price per share at the beginning of the measurement period. We have never declared or paid cash dividends on our capital stock.
(6)
Our peer group as reflected in the stock performance graph in our 2020, 2021 and 2022 Forms 10-K is the S&P Composite 1500 Data Processing & Outsources Services Index.
(7)
Our Company-Selected Measure is Adjusted EBITDA, a non-GAAP measure. Adjusted EBITDA is calculated as net income adjusted to exclude interest expense, net, income taxes, depreciation and amortization. Adjusted EBITDA further excludes certain non-cash expenses and other transactions that management believes are not indicative of our ongoing operating performance. EBITDA and Adjusted EBITDA, as defined, exclude some but not all items that affect our cash flow from operating activities.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	named executive officers included in the compensation columns above reflect the following: 2022 – Craig Conti, Steve Lalla, Norman (Adam) Blake, Jonathan Baldwin, Patricia Chiodo and Rebecca Collins, 2021 – Steve Lalla, Norman (Adam) Blake, Patricia Chiodo, Rebecca Collins, Garrett Miller and Mark Talbot, 2020 – Patricia Chiodo, Rebecca Collins, Vincent Brigidi and Garrett Miller.
Peer Group Issuers, Footnote [Text Block]	. (6) Our peer group as reflected in the stock performance graph in our 2020, 2021 and 2022 Forms 10-K is the S&P Composite 1500 Data Processing & Outsources Services Index.
PEO Total Compensation Amount	$ 4,253,168	$ 3,469,301	$ 2,573,773
PEO Actually Paid Compensation Amount	$ 3,980,694	5,242,754	1,742,958
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
For the portion of “Actually Paid” compensation that is based on year-end stock prices, the following prices were used: $13.83 on December 31, 2022, $15.43 on December 31, 2021, and $13.42 on December 31, 2020. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. All valuations of equity awards were estimated using assumptions and methodologies substantially consistent with those used at grant. These methodologies are consistent with the principles in ASC 718.
(4)
The dollar amounts reported in the column “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. No equity incentive awards were modified in 2022, 2021 or 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	2020		2021		2022
	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs
SCT Total Compensation ($)	2,573,773	754,473	3,469,301	1,189,717	4,253,168	1,922,602
Less: Equity Award Values Reported in SCT for Covered Year ($)	(2,110,009)	(418,519)	(2,499,998)	(709,002)	(2,999,998)	(1,296,004)
Plus: Year End Fair Value of Equity Awards ($)	2,562,486	389,130	2,792,854	586,749	2,795,204	1,250,675
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(337,865)	(64,995)	989,818	111,383	(543,089)	(22,616)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(945,427)	(204,987)	490,780	59,111	475,409	41,122
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	-	-	-	-	-	-
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	-	(242,468)	-	-	-	(315,666)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	-	-	-	-	-	-
Compensation Actually Paid ($)	1,742,958	212,634	5,242,754	1,237,959	3,980,694	1,580,113

Non-PEO NEO Average Total Compensation Amount	$ 1,922,602	1,189,717	754,473
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,580,113	1,237,959	212,634
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
For the portion of “Actually Paid” compensation that is based on year-end stock prices, the following prices were used: $13.83 on December 31, 2022, $15.43 on December 31, 2021, and $13.42 on December 31, 2020. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. All valuations of equity awards were estimated using assumptions and methodologies substantially consistent with those used at grant. These methodologies are consistent with the principles in ASC 718.
(4)
The dollar amounts reported in the column “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. No equity incentive awards were modified in 2022, 2021 or 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	2020		2021		2022
	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs	PEO	Avg. Non-PEO NEOs
SCT Total Compensation ($)	2,573,773	754,473	3,469,301	1,189,717	4,253,168	1,922,602
Less: Equity Award Values Reported in SCT for Covered Year ($)	(2,110,009)	(418,519)	(2,499,998)	(709,002)	(2,999,998)	(1,296,004)
Plus: Year End Fair Value of Equity Awards ($)	2,562,486	389,130	2,792,854	586,749	2,795,204	1,250,675
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(337,865)	(64,995)	989,818	111,383	(543,089)	(22,616)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(945,427)	(204,987)	490,780	59,111	475,409	41,122
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	-	-	-	-	-	-
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	-	(242,468)	-	-	-	(315,666)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	-	-	-	-	-	-
Compensation Actually Paid ($)	1,742,958	212,634	5,242,754	1,237,959	3,980,694	1,580,113

	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our price per share at the end and the beginning of the measurement period by our price per share at the beginning of the measurement period. We have never declared or paid cash dividends on our capital stock
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP vs Company TSR

Company TSR versus Peer TSR

The following graph compares our TSR to the TSR of our peer group, the S&P Composite 1500 Data Processing & Outsources Services Index, over the applicable periods.

Compensation Actually Paid versus Net Income

The following graph compares the amount of compensation actually paid to Mr. Roberts and the average amount of compensation actually paid to our other named executive officers as a group (excluding Mr. Roberts) to our net income over the applicable periods.

Compensation Actually Paid vs. Net Income [Text Block]

CAP vs. Net Income ($M)

Compensation Actually Paid versus Company Selected Measure

The following graph compares the amount of compensation actually paid to Mr. Roberts and the average amount of compensation actually paid to our other named executive officers as a group (excluding Mr. Roberts) to adjusted EBITDA, our company selected measure of over the applicable periods.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Company Selected Measure
Total Shareholder Return Vs Peer Group [Text Block]	Company TSR vs Peer TSR
Tabular List [Table Text Block]

List of Most Important Financial Performance Measures

The following list outlines what we believe to be the most important performance measures we used to link our named executive officers’ compensation actually paid to our performance for the most recently completed fiscal year:

•
Consolidated and business unit Revenue;
•
Consolidated and business unit Adjusted EBITDA; and
•
Operational modifier consisting of performance against key strategic objectives based on business unit.

Total Shareholder Return Amount	$ 98.86	110.29	95.93
Peer Group Total Shareholder Return Amount	100.28	120.19	124.60
Net Income (Loss)	$ 92,500,000	$ 41,400,000	$ (4,600,000)
Company Selected Measure Amount	338,500,000	270,900,000	181,800,000
Stock Prices	$ 13.83	$ 15.43	$ 13.42
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated and business unit Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated and business unit Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Company-Selected Measure is Adjusted EBITDA, a non-GAAP measure. Adjusted EBITDA is calculated as net income adjusted to exclude interest expense, net, income taxes, depreciation and amortization. Adjusted EBITDA further excludes certain non-cash expenses and other transactions that management believes are not indicative of our ongoing operating performance. EBITDA and Adjusted EBITDA, as defined, exclude some but not all items that affect our cash flow from operating activities.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operational modifier consisting of performance against key strategic objectives based on business unit.
PEO [Member] | Equity Award Values Reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,999,998)	$ (2,499,998)	$ (2,110,009)
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,795,204	2,792,854	2,562,486
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(543,089)	989,818	(337,865)
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	475,409	490,780	(945,427)
Non-PEO NEO [Member] | Equity Award Values Reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,296,004)	(709,002)	(418,519)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,250,675	586,749	389,130
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,616)	111,383	(64,995)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,122	$ 59,111	(204,987)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (315,666)		$ (242,468)